UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 954 527-7500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Templeton Global Dynamic Income Fund
Class A [TAGBX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$62	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$327,480,802
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	131
Portfolio Turnover Rate	62.47%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Dynamic Income Fund	PAGE 1	325-STSR-0826

Templeton Global Dynamic Income Fund
Class A1 [TINCX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$62	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$327,480,802
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	131
Portfolio Turnover Rate	62.47%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Dynamic Income Fund	PAGE 1	425-STSR-0826

Templeton Global Dynamic Income Fund
Class C [FCGBX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$101	1.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$327,480,802
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	131
Portfolio Turnover Rate	62.47%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Dynamic Income Fund	PAGE 1	225-STSR-0826

Templeton Global Dynamic Income Fund
Class C1 [TCINX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$83	1.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$327,480,802
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	131
Portfolio Turnover Rate	62.47%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Dynamic Income Fund	PAGE 1	525-STSR-0826

Templeton Global Dynamic Income Fund
Class R
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$75	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$327,480,802
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	131
Portfolio Turnover Rate	62.47%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Dynamic Income Fund	PAGE 1	825-STSR-0826

Templeton Global Dynamic Income Fund
Class R6 [FGGBX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$48	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$327,480,802
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	131
Portfolio Turnover Rate	62.47%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Dynamic Income Fund	PAGE 1	359-STSR-0826

Templeton Global Dynamic Income Fund
Advisor Class [TZINX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$49	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$327,480,802
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	131
Portfolio Turnover Rate	62.47%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Dynamic Income Fund	PAGE 1	625-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Global Dynamic
Income Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 18
Notes to Financial Statements 23
Changes In and Disagreements with Accountants 38
Results of Meeting(s) of Shareholders 38
Remuneration Paid to Directors, Officers and Others 38
Board Approval of Management and Subadvisory Agreements 38

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021*
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.92 $2.37 $2.48 $2.26 $2.72 $2.82
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.13 0.12 0.08 0.07 0.05
Net realized and unrealized gains (losses) 0.17 0.53 (0.11) 0.23 (0.46) (0.09)
Total from investment operations ........ 0.25 0.66 0.01 0.31 (0.39) (0.04)
Less distributions from:
Net investment income .............. (0.08) (0.11) (0.05) — — —
Tax return of capital ................ — — (0.07) (0.09) (0.07) (0.06)
Total distributions ................... (0.08) (0.11) (0.12) (0.09) (0.07) (0.06)
Net asset value, end of period .......... $3.09 $2.92 $2.37 $2.48 $2.26 $2.72
Total return
c
....................... 8.65% 28.20% 0.44% 13.80% (14.28)% (1.54)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.30% 1.25% 1.25% 1.32% 1.32% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 1.20% 1.20% 1.20% 1.23% 1.20% 1.20%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.20% 1.20% 1.20% 1.20%
e
1.20%
e
1.20%
e
Net investment income ............... 5.17% 5.00% 4.78% 3.53% 2.80% 1.89%
Supplemental data
Net assets, end of period (000’s) ........ $191,813 $185,315 $169,356 $206,734 $210,786 $302,724
Portfolio turnover rate ................ 62.47% 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021*
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.92 $2.38 $2.49 $2.27 $2.73 $2.83
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.13 0.12 0.08 0.07 0.05
Net realized and unrealized gains (losses) 0.18 0.52 (0.11) 0.23 (0.46) (0.09)
Total from investment operations ........ 0.26 0.65 0.01 0.31 (0.39) (0.04)
Less distributions from:
Net investment income .............. (0.08) (0.11) (0.05) — — —
Tax return of capital ................ — — (0.07) (0.09) (0.07) (0.06)
Total distributions ................... (0.08) (0.11) (0.12) (0.09) (0.07) (0.06)
Net asset value, end of period .......... $3.10 $2.92 $2.38 $2.49 $2.27 $2.73
Total return
c
....................... 9.00% 27.64% 0.44% 13.75% (14.21)% (1.53)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.30% 1.25% 1.25% 1.32% 1.32% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 1.20% 1.20% 1.20% 1.23% 1.20% 1.20%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.20% 1.20% 1.20% 1.20%
e
1.20%
e
1.20%
e
Net investment income ............... 5.17% 5.01% 4.77% 3.53% 2.80% 1.89%
Supplemental data
Net assets, end of period (000’s) ........ $92,655 $90,921 $83,609 $104,309 $108,558 $165,287
Portfolio turnover rate ................ 62.47% 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021*
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.91 $2.37 $2.48 $2.26 $2.71 $2.81
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.11 0.10 0.06 0.05 0.03
Net realized and unrealized gains (losses) 0.18 0.52 (0.11) 0.23 (0.45) (0.10)
Total from investment operations ........ 0.25 0.63 (0.01) 0.29 (0.40) (0.07)
Less distributions from:
Net investment income .............. (0.07) (0.09) (0.04) — — —
Tax return of capital ................ — — (0.06) (0.07) (0.05) (0.03)
Total distributions ................... (0.07) (0.09) (0.10) (0.07) (0.05) (0.03)
Net asset value, end of period .......... $3.09 $2.91 $2.37 $2.48 $2.26 $2.71
Total return
c
....................... 8.62% 26.78% (0.33)% 12.90% (14.68)% (2.37)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.05% 2.00% 2.00% 2.07% 2.08% 2.04%
Expenses net of waiver and payments by
affiliates .......................... 1.95% 1.95% 1.95% 1.98% 1.95% 1.95%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.95% 1.95% 1.95% 1.95%
e
1.95%
e
1.95%
e
Net investment income ............... 4.42% 4.26% 4.02% 2.74% 2.02% 1.12%
Supplemental data
Net assets, end of period (000’s) ........ $9,481 $9,453 $9,951 $13,259 $18,904 $39,982
Portfolio turnover rate ................ 62.47% 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021*
Class C1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.93 $2.39 $2.50 $2.27 $2.73 $2.83
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.12 0.11 0.07 0.06 0.04
Net realized and unrealized gains (losses) 0.19 0.52 (0.11) 0.24 (0.46) (0.10)
Total from investment operations ........ 0.26 0.64 — 0.31 (0.40) (0.06)
Less distributions from:
Net investment income .............. (0.08) (0.10) (0.05) — — —
Tax return of capital ................ — — (0.06) (0.08) (0.06) (0.04)
Total distributions ................... (0.08) (0.10) (0.11) (0.08) (0.06) (0.04)
Net asset value, end of period .......... $3.11 $2.93 $2.39 $2.50 $2.27 $2.73
Total return
c
....................... 8.77% 27.04% 0.05% 13.71% (14.61)% (2.06)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.69% 1.65% 1.65% 1.72% 1.72% 1.68%
Expenses net of waiver and payments by
affiliates .......................... 1.60% 1.60% 1.60% 1.63% 1.60% 1.60%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.60% 1.60% 1.60% 1.60%
e
1.60%
e
1.60%
e
Net investment income ............... 4.74% 4.63% 4.35% 3.07% 2.39% 1.46%
Supplemental data
Net assets, end of period (000’s) ........ $809 $920 $1,047 $1,340 $1,876 $3,535
Portfolio turnover rate ................ 62.47% 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021*
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.93 $2.39 $2.50 $2.27 $2.74 $2.84
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.13 0.11 0.08 0.06 0.05
Net realized and unrealized gains (losses) 0.19 0.51 (0.10) 0.23 (0.46) (0.10)
Total from investment operations ........ 0.26 0.64 0.01 0.31 (0.40) (0.05)
Less distributions from:
Net investment income .............. (0.08) (0.10) (0.06) — — —
Tax return of capital ................ — — (0.06) (0.08) (0.07) (0.05)
Total distributions ................... (0.08) (0.10) (0.12) (0.08) (0.07) (0.05)
Net asset value, end of period .......... $3.11 $2.93 $2.39 $2.50 $2.27 $2.74
Total return
c
....................... 8.84% 27.23% 0.21% 13.92% (14.77)% (1.77)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.54% 1.50% 1.50% 1.57% 1.58% 1.53%
Expenses net of waiver and payments by
affiliates .......................... 1.45% 1.45% 1.45% 1.48% 1.45% 1.44%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.45% 1.45% 1.45% 1.45%
e
1.45%
e
1.44%
e
Net investment income ............... 4.90% 4.78% 4.54% 3.30% 2.58% 1.66%
Supplemental data
Net assets, end of period (000’s) ........ $520 $540 $634 $647 $596 $1,206
Portfolio turnover rate ................ 62.47% 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021*
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.92 $2.38 $2.49 $2.27 $2.73 $2.83
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.14 0.13 0.09 0.07 0.06
Net realized and unrealized gains (losses) 0.19 0.52 (0.11) 0.22 (0.45) (0.09)
Total from investment operations ........ 0.27 0.66 0.02 0.31 (0.38) (0.03)
Less distributions from:
Net investment income .............. (0.09) (0.12) (0.06) — — —
Tax return of capital ................ — — (0.07) (0.09) (0.08) (0.07)
Total distributions ................... (0.09) (0.12) (0.13) (0.09) (0.08) (0.07)
Net asset value, end of period .......... $3.10 $2.92 $2.38 $2.49 $2.27 $2.73
Total return
c
....................... 9.17% 28.03% 0.79% 14.12% (13.90)% (1.19)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.97% 0.95% 0.95% 1.00% 0.98% 1.01%
Expenses net of waiver and payments by
affiliates .......................... 0.92% 0.88% 0.88% 0.92% 0.90% 0.86%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.92% 0.88% 0.88% 0.89%
e
0.90%
e
0.86%
e
Net investment income ............... 5.46% 5.31% 5.15% 3.86% 3.10% 2.23%
Supplemental data
Net assets, end of period (000’s) ........ $3,651 $3,362 $2,953 $3,541 $2,388 $3,227
Portfolio turnover rate ................ 62.47% 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021*
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.93 $2.39 $2.50 $2.27 $2.74 $2.84
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.14 0.13 0.09 0.07 0.06
Net realized and unrealized gains (losses) 0.18 0.52 (0.11) 0.23 (0.46) (0.09)
Total from investment operations ........ 0.26 0.66 0.02 0.32 (0.39) (0.03)
Less distributions from:
Net investment income .............. (0.08) (0.12) (0.06) — — —
Tax return of capital ................ — — (0.07) (0.09) (0.08) (0.07)
Total distributions ................... (0.08) (0.12) (0.13) (0.09) (0.08) (0.07)
Net asset value, end of period .......... $3.11 $2.93 $2.39 $2.50 $2.27 $2.74
Total return
c
....................... 9.09% 27.84% 0.70% 14.48% (14.32)% (1.28)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.05% 1.00% 1.00% 1.07% 1.07% 1.05%
Expenses net of waiver and payments by
affiliates .......................... 0.95% 0.95% 0.95% 0.98% 0.95% 0.95%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.95% 0.95% 0.95% 0.95%
e
0.95%
e
0.95%
e
Net investment income ............... 5.42% 5.25% 5.03% 3.77% 3.04% 2.14%
Supplemental data
Net assets, end of period (000’s) ........ $28,552 $27,143 $24,152 $29,498 $32,777 $57,537
Portfolio turnover rate ................ 62.47% 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Schedule of Investments (unaudited), June 30, 2026
Templeton Global Dynamic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

.
a a Industry Shares a Value
a
Common Stocks 40.0%
Australia 1.2%
Rio Tinto Ltd. ................... Metals & Mining 31,750 $ 3,820,154
China 1.2%
a
JD.com, Inc. , ADR ................ Broadline Retail 148,757 3,790,328
Denmark 1.2%
Novo Nordisk A/S , B .............. Pharmaceuticals 79,885 3,836,634
France 3.0%
BNP Paribas SA ................. Banks 27,583 3,221,506
Carrefour SA .................... Consumer Staples Distribution & Retail 179,242 3,327,624
Kering SA ...................... Textiles, Apparel & Luxury Goods 11,203 3,168,957
9,718,087
Germany 3.9%
adidas AG ...................... Textiles, Apparel & Luxury Goods 18,882 3,875,145
Daimler Truck Holding AG .......... Machinery 131,768 6,355,048
Mercedes-Benz Group AG ......... Automobiles 53,978 2,715,023
12,945,216
Netherlands 2.3%
Akzo Nobel NV .................. Chemicals 69,587 4,732,325
ING Groep NV .................. Banks 87,443 2,759,117
7,491,442
South Korea 0.7%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 10,571 2,345,676
Taiwan 1.1%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 44,300 3,494,840
United Kingdom 3.8%
Diageo plc ..................... Beverages 142,250 2,864,929
HSBC Holdings plc , ADR .......... Banks 20,500 1,949,345
Imperial Brands plc ............... Tobacco 38,877 1,436,850
Persimmon plc .................. Household Durables 163,616 2,281,218
Unilever plc ..................... Personal Care Products 65,497 3,934,248
12,466,590
United States 21.6%
b
Autodesk, Inc. ................... Software 4,184 813,453
BP plc ......................... Oil, Gas & Consumable Fuels 707,543 4,361,116
Cigna Group (The) ............... Health Care Providers & Services 12,335 3,400,513
ConocoPhillips .................. Oil, Gas & Consumable Fuels 44,369 4,612,601
CVS Health Corp. ................ Health Care Providers & Services 24,520 2,536,594
b
ICON plc ....................... Life Sciences Tools & Services 11,200 1,945,552
b
IQVIA Holdings, Inc. .............. Life Sciences Tools & Services 21,110 4,078,874
KeyCorp ....................... Banks 179,319 4,133,303
Medtronic plc ................... Health Care Equipment & Supplies 48,800 3,817,624
Merck & Co., Inc. ................ Pharmaceuticals 22,658 2,911,553
Microsoft Corp. .................. Software 8,727 3,255,346
NIKE, Inc. , B .................... Textiles, Apparel & Luxury Goods 63,429 2,603,761
PNC Financial Services Group, Inc.
(The) ........................ Banks 10,799 2,658,930
Progressive Corp. (The) ........... Insurance 21,396 4,673,956
Salesforce, Inc. .................. Software 30,140 4,721,732
Sanofi SA ...................... Pharmaceuticals 45,132 3,858,950
Shell plc ....................... Oil, Gas & Consumable Fuels 70,609 2,743,512

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Smurfit Westrock plc .............. Containers & Packaging 101,700 $ 4,704,642
United Parcel Service, Inc. , B ....... Air Freight & Logistics 55,736 5,991,620
UnitedHealth Group, Inc. ........... Health Care Providers & Services 7,447 3,095,197
70,918,829
Total Common Stocks (Cost $ 119,088,049 ) .....................................
130,827,796
a
c
Equity-Linked Securities 15.7%
Germany 2.4%
d
BNP Paribas Issuance BV into adidas
AG , 144A, 8.11% , 10/21/26 ....... Textiles, Apparel & Luxury Goods 18,639 3,406,799
d
BNP Paribas Issuance BV into Infineon
Technologies AG , 144A, 10% , 3/15/27 Semiconductors & Semiconductor Equipment 42,682 2,201,992
d
Citigroup Global Markets Holdings, Inc.
into SAP SE , 144A, 20% , 12/15/26 .. Software 13,927 2,266,890
7,875,681
United States 13.3%
d
BNP Paribas Issuance BV into CNH
Industrial NV , 144A, 8.18% , 9/01/26 . Machinery 352,379 3,894,031
d
Citigroup Global Markets Holdings, Inc.
into Booking Holdings, Inc. , 144A,
15% , 12/15/26 ................. Hotels, Restaurants & Leisure 14,906 2,551,333
d
Citigroup Global Markets Holdings,
Inc. into NVIDIA Corp. , 144A, 10% ,
12/23/26 ..................... Semiconductors & Semiconductor Equipment 27,158 5,507,918
d
Goldman Sachs Bank USA Holdings
LLC into DuPont de Nemours, Inc. ,
144A, 9.29% , 9/01/26 ............ Chemicals 56,702 4,765,001
d
Merrill Lynch BV into Delta Air Lines,
Inc. , 144A, 10% , 1/07/27 ......... Passenger Airlines 40,360 3,797,876
d
Merrill Lynch BV into Moelis & Co. ,
144A, 10% , 3/15/27 ............. Capital Markets 3,153 1,800,051
d
Royal Bank of Canada into Autodesk,
Inc. , 144A, 10% , 9/02/26 ......... Software 11,840 2,374,489
d
Royal Bank of Canada into ICON plc ,
144A, 10% , 1/07/27 ............. Life Sciences Tools & Services 23,436 3,952,014
d
Royal Bank of Canada into Netflix, Inc. ,
144A, 15% , 9/02/26 ............. Entertainment 40,414 3,026,991
d
Societe Generale SA into CNH Industrial
NV , 144A, 2.616% , 1/07/27 ....... Machinery 174,484 1,896,391
d
Wells Fargo Bank NA into Intuit, Inc. ,
144A, 15% , 2/26/27 ............. Software 12,598 3,626,455
d
Wells Fargo Bank NA into Lithia Motors,
Inc. , 144A, 10% , 2/26/27 ......... Specialty Retail 9,595 2,872,936
d
Wells Fargo Bank NA into Workday, Inc. ,
144A, 10% , 12/15/26 ............ Software 27,378 3,464,422
43,529,908
Total Equity-Linked Securities (Cost $ 53,967,071 ) ...............................
51,405,589

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
d ,e ,f
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 2,851,217 $ —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
d ,e ,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $ 4,389,520 ) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 36.0%
Brazil 1.8%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 14,437,000 BRL 2,431,886
10% , 1/01/33 .................. 22,573,000 BRL 3,633,114
6,065,000
Cameroon 0.9%
d
Cameroon Government Bond , Senior
Bond , 144A, 5.95% , 7/07/32 ....... 2,890,000 EUR 2,958,513
Colombia 3.8%
Colombia Titulos de Tesoreria ,
B , 13.25% , 2/09/33 ............. 2,916,300,000 COP 900,221
B , 7.25% , 10/18/34 ............. 6,802,000,000 COP 1,512,102
B , 6.25% , 7/09/36 .............. 15,617,200,000 COP 3,129,324
B , 9.25% , 5/28/42 .............. 29,016,500,000 COP 6,924,694
12,466,341
Dominican Republic 1.5%
d
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,030,000 1,830,755
Senior Bond , 144A, 6.4% , 6/05/49 .. 760,000 745,446
Senior Bond , 144A, 5.875% , 1/30/60 2,634,000 2,332,407
4,908,608
Ecuador 1.7%
d
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 5,935,000 5,463,168
Egypt 1.1%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 101,600,000 EGP 2,075,279
d
Senior Bond , 144A, 8.75% , 9/30/51 . 1,030,000 1,021,487
d
Senior Bond , 144A, 7.5% , 2/16/61 .. 510,000 441,675
3,538,441
El Salvador 0.0%
†
d
El Salvador Government Bond , Senior
Bond , 144A, 7.65% , 6/15/35 ....... 25,000 25,924

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Gabon 1.2%
d
Gabon Government Bond ,
Senior Bond , 144A, 6.625% , 2/06/31 2,520,000 $ 2,173,744
Senior Bond , 144A, 7% , 11/24/31 ... 2,160,000 1,846,413
4,020,157
Ghana 0.2%
d
Ghana Government Bond ,
Senior Bond , 144A, 5% , 7/03/35 .... 290,000 269,250
Senior Bond , 144A, 1.5% , 1/03/37 .. 910,000 541,264
810,514
Greece 0.4%
d
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 514,000 EUR 626,704
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 580,000 EUR 666,216
1,292,920
Hungary 1.1%
Hungary Government Bond ,
6.75% , 7/23/31 ................ 416,300,000 HUF 1,436,758
4.75% , 11/24/32 ................ 672,300,000 HUF 2,127,320
3,564,078
India 4.0%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 664,300,000 INR 7,251,311
Senior Bond , 7.18% , 8/14/33 ...... 221,200,000 INR 2,403,240
Senior Note , 7.1% , 4/18/29 ....... 314,770,000 INR 3,406,666
13,061,217
Ivory Coast 0.6%
d
Ivory Coast Government Bond ,
Senior Bond , 144A, 6.875% , 10/17/40 957,000 EUR 1,125,582
Senior Bond , 144A, 6.625% , 3/22/48 650,000 EUR 719,341
1,844,923
Kazakhstan 3.2%
Kazakhstan MEOKAM , 15.35% ,
11/18/27 ..................... 27,100,000 KZT 56,995
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 365,400,000 KZT 720,240
10.4% , 4/12/28 ................ 225,400,000 KZT 435,622
15.3% , 3/03/29 ................ 833,280,000 KZT 1,754,886
10.55% , 7/28/29 ................ 54,200,000 KZT 101,217
11% , 2/04/30 .................. 127,900,000 KZT 239,318
12% , 3/07/30 .................. 265,690,000 KZT 510,718
12% , 2/22/31 .................. 354,290,000 KZT 688,343
10.3% , 3/17/31 ................ 1,747,020,000 KZT 3,130,236
14% , 5/12/31 .................. 326,279,000 KZT 656,383
Senior Bond , 5% , 4/18/28 ........ 207,450,000 KZT 366,318
Senior Bond , 5.5% , 9/20/28 ....... 388,700,000 KZT 652,541

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Kazakhstan (continued)
Kazakhstan MEUKAM, (continued)
Senior Bond , 7.68% , 8/13/29 ...... 626,150,000 KZT $ 1,081,839
10,394,656
Kenya 2.2%
d
Kenya Government Bond , Senior Note ,
144A, 9.75% , 2/16/31 ............ 6,490,000 7,071,199
Laos 0.9%
d
Laos Government Bond , Senior Note ,
144A, 11.25% , 11/12/30 .......... 2,750,000 2,943,188
Nigeria 0.7%
d
Nigeria Government Bond , Senior Bond ,
144A, 10.375% , 12/09/34 ......... 1,860,000 2,213,718
Panama 1.4%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 590,000 624,515
Senior Bond , 6.7% , 1/26/36 ....... 2,650,000 2,856,832
Senior Bond , 6.875% , 1/31/36 ..... 1,150,000 1,257,094
4,738,441
Rwanda 1.4%
d
Rwanda Government Bond , Senior
Bond , 144A, 5.5% , 8/09/31 ........ 4,800,000 4,600,661
South Africa 4.6%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 79,410,000 ZAR 5,026,856
8.5% , 1/31/37 ................. 16,984,000 ZAR 1,032,228
9% , 1/31/40 ................... 47,450,000 ZAR 2,930,026
8.75% , 1/31/44 ................ 102,089,300 ZAR 6,116,743
15,105,853
Spain 0.6%
d
Spain Bonos Y Obligaciones del Estado ,
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 1,845,000 EUR 2,099,284
Supranational 0.4%
d,g
European Investment Bank , Senior
Note , 144A, 6.25% , 7/11/30 ....... 80,300,000 INR 816,417
g
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 34,500,000 INR 359,731
1,176,148
Uruguay 2.3%
h
Uruguay Government Bond ,
Index Linked, Senior Bond , 3.7% ,
6/26/37 ...................... 53,499,633 UYU 1,443,073
Index Linked, Senior Bond , 3.875% ,
7/02/40 ...................... 222,948,743 UYU 6,192,201
7,635,274
Total Foreign Government and Agency Securities (Cost $ 110,454,915 ) .............
117,998,226

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
b,e
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 $ 2,706
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
2,706
Total Long Term Investments (Cost $ 287,899,555 ) ...............................
300,234,317
Short Term Investments 6.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 3.9%
Egypt 2.8%
i
Egypt Treasury Bills ,
2 .13% , 7/07/26 ................ 96,425,000 EGP 1,961,839
12 .28% , 7/14/26 ................ 72,200,000 EGP 1,462,586
17 .18% , 8/18/26 ................ 16,250,000 EGP 323,198
39 .96% , 9/22/26 ................ 133,950,000 EGP 2,605,000
20 .61% , 10/13/26 ............... 34,150,000 EGP 655,679
22 .64% , 1/12/27 ................ 26,525,000 EGP 480,657
23 .24% , 3/23/27 ................ 60,250,000 EGP 1,046,599
23 .2% , 6/29/27 ................ 39,325,000 EGP 648,317
9,183,875
Nigeria 1.1%
i
Nigeria OMO Bills ,
16 .2% , 8/18/26 ................ 2,471,000,000 NGN 1,751,680
16 .65% , 8/25/26 ................ 20,000,000 NGN 14,125
16 .97% , 9/01/26 ................ 34,000,000 NGN 23,923
17 .2% , 9/08/26 ................ 2,618,000,000 NGN 1,835,421
3,625,149
Total Foreign Government and Agency Securities (Cost $ 12,744,460 ) ..............
12,809,024
Shares
Money Market Funds 2.2%
United States 2.2%
j,k
Franklin Institutional U.S. Government
Money Market Fund , 3.597% ...... 7,182,816 7,182,816
Total Money Market Funds (Cost $ 7,182,816 ) ...................................
7,182,816
a a a a a
Total Short Term Investments (Cost $ 19,927,276 ) ................................
19,991,840
a a a
Total Investments (Cost $ 307,826,831 ) 97.8% ...................................
$320,226,157
Other Assets, less Liabilities 2.2% .............................................
7,254,645
Net Assets 100.0% ...........................................................
$327,480,802
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At June 30, 2026, the value of this security was $3,790,328, representing
1.2% of net assets.
b
Non-income producing.
c
See Note 1(c) regarding equity-linked securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $93,937,945, representing 28.7% of net assets.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(g).
i
The rate shown represents the yield at period end.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 57,121,946 10,675,702 7/02/26 $ 389,510 $ —
Brazilian Real ...... JPHQ Sell 57,121,946 11,055,147 7/02/26 — (10,065)
Thai Baht ......... HSBK Buy 56,388,000 1,690,795 7/02/26 6,591 —
Thai Baht ......... HSBK Sell 56,388,000 1,722,923 7/02/26 25,537 —
Columbian Peso .... CITI Sell 8,099,120,000 2,179,087 7/10/26 — (185,759)
Columbian Peso .... CITI Sell 7,312,378,970 1,893,477 7/14/26 — (239,603)
Chinese Yuan ...... HSBK Sell 23,329,346 3,437,423 7/15/26 — (1,090)
Columbian Peso .... BNDP Sell 4,209,101,030 1,100,286 7/15/26 — (127,248)
Malaysian Ringgit ... GSCO Buy 40,100,000 9,967,686 7/22/26 — (145,212)
Chilean Peso ...... JPHQ Buy 1,185,600,000 1,329,297 7/23/26 — (42,866)
Chinese Yuan ...... MSCO Sell 48,270,000 7,003,508 7/27/26 — (116,874)
Japanese Yen ...... JPHQ Buy 1,477,963,750 9,669,286 7/27/26 — (560,453)
Thai Baht ......... HSBK Sell 40,455,000 1,230,664 8/03/26 9,530 —
Chinese Yuan ...... JPHQ Sell 11,046,180 1,634,244 8/21/26 1,953 —
Australian Dollar .... JPHQ Buy 1,807,000 1,286,701 8/26/26 — (36,910)
Mexican Peso ...... BNDP Buy 35,665,397 2,045,715 8/31/26 — (16,620)
Mexican Peso ...... HSBK Buy 74,697,516 4,283,360 8/31/26 — (33,629)
Brazilian Real ...... JPHQ Buy 57,121,946 10,893,650 9/02/26 3,663 —
Chilean Peso ...... HSBK Buy 981,900,000 1,098,556 9/08/26 — (32,484)
Mexican Peso ...... BNDP Buy 12,961,169 737,230 9/10/26 — (432)
Mexican Peso ...... HSBK Buy 40,807,000 2,322,049 9/10/26 — (2,311)
Chilean Peso ...... HSBK Buy 798,100,000 870,908 9/14/26 — (4,364)
South Korean Won .. DBAB Buy 16,397,810,000 10,903,878 9/16/26 — (291,298)
Thai Baht ......... DBAB Sell 48,069,000 1,476,783 9/16/26 20,483 —
Thai Baht ......... HSBK Sell 54,510,000 1,673,677 9/16/26 22,240 —
Japanese Yen ...... HSBK Buy 88,900,000 567,248 9/17/26 — (17,011)
Japanese Yen ...... MSCO Buy 79,300,000 505,969 9/17/26 — (15,150)
Malaysian Ringgit ... GSCO Buy 37,580,000 9,256,158 9/17/26 — (30,908)
Euro ............. JPHQ Buy 1,186,000 1,380,760 9/18/26 — (21,120)
Chilean Peso ...... HSBK Buy 902,400,000 1,016,583 9/21/26 — (36,757)
Mexican Peso ...... CITI Buy 132,090,000 7,256,895 9/24/26 243,470 —
Chinese Yuan ...... HSBK Sell 17,230,000 2,525,726 9/30/26 — (28,384)
Thai Baht ......... HSBK Sell 56,388,000 1,695,880 10/01/26 — (14,679)
Thai Baht ......... CITI Sell 64,280,000 1,969,031 10/02/26 18,867 —
Thai Baht ......... HSBK Sell 56,101,000 1,722,919 10/02/26 20,894 —
Thai Baht ......... CITI Sell 63,949,000 1,969,028 10/05/26 28,317 —
Thai Baht ......... DBAB Sell 48,022,000 1,476,791 10/05/26 19,430 —
Norwegian Krone ... MSCO Buy 18,480,000 1,935,501 10/13/26 — (71,334)
Japanese Yen ...... BNDP Buy 239,887,530 1,533,435 10/16/26 — (44,933)
Japanese Yen ...... BOFA Buy 1,149,710,460 7,349,351 10/16/26 — (215,398)
Japanese Yen ...... DBAB Buy 1,334,818,260 8,532,080 10/16/26 — (249,532)
Euro ............. DBAB Sell 1,415,198 15,490,000 NOK 11/12/26 — (64,647)
Norwegian Krone ... DBAB Buy 25,371,000 2,748,784 11/12/26 — (190,683)
Australian Dollar .... DBAB Buy 2,688,000 1,871,302 12/15/26 — (15,407)
Australian Dollar .... MSCO Buy 6,160,000 4,287,391 12/15/26 — (34,299)
South Korean Won .. HSBK Buy 8,765,980,000 5,780,860 12/16/26 — (94,167)
Total Forward Exchange Contracts ................................................... $810,485 $(2,991,627)
Net unrealized appreciation (depreciation) ............................................ $(2,181,142)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( d ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 14,834,940 BRL $ (178,882) $ — $ (178,882)
Receive Fixed 11.5% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,606,306 BRL (178,713) — (178,713)
Receive Fixed 14.768% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 120,684 BRL 133 — 133
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 6,749,967 BRL (159,627) — (159,627)
Receive Fixed 14.792% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 15,155,685 BRL 76,688 — 76,688
Receive Fixed 15.09% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 4,466,348 BRL 34,050 — 34,050
Receive Fixed 3.452% . Annual
Pay Floating 1-day
SOFR ............ Annual 11/07/30 2,800,000 (57,059) — (57,059)
Receive Fixed 8.87% .. Monthly
Pay Floating 1-day
TIIEOIS .......... Monthly 11/14/31 153,090,000 MXN 463,102 — 463,102
Total Interest Rate Swap Contracts ................................. $(308) $ — $(308)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See Abbreviations on page 37 .

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Dynamic
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $300,644,015
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 7,182,816
Value - Unaffiliated issuers .................................................................. $313,043,341
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 7,182,816
Cash .................................................................................... 20,982
Foreign currency, at value (cost $ 1,812,138 ) ...................................................... 1,812,085
Receivables:
Investment securities sold ................................................................... 7,820,321
Capital shares sold ........................................................................ 122,026
Dividends and interest ..................................................................... 4,229,555
European Union tax reclaims (Note 1 f ) ......................................................... 1,543,276
Deposits with brokers for:
OTC derivative contracts .................................................................. 1,810,000
Centrally cleared swap contracts ............................................................ 617,146
Unrealized appreciation on OTC forward exchange contracts .......................................... 810,485
Total assets .......................................................................... 339,012,033
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,191,288
Capital shares redeemed ................................................................... 238,328
Management fees ......................................................................... 147,160
Distribution fees .......................................................................... 67,084
Transfer agent fees ........................................................................ 101,920
Trustees' fees and expenses ................................................................. 5,664
IRS closing agreement payments for European Union tax reclaims (Note 1 f ) ............................. 2,437,008
Variation margin on centrally cleared swap contracts ............................................... 15,560
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,991,627
Deferred taxes on unrealized appreciation ........................................................ 175,445
Accrued expenses and other liabilities ........................................................... 160,147
Total liabilities ......................................................................... 11,531,231
Net assets, at value ................................................................. $327,480,802
Net assets consist of:
Paid-in capital ............................................................................. $389,001,766
Total distributable earnings (losses) ............................................................. (61,520,964)
Net assets, at value ................................................................. $327,480,802

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Dynamic
Income Fund
Class A:
Net assets, at value ....................................................................... $191,813,107
Shares outstanding ........................................................................ 61,979,152
Net asset value per share
a ,b
.................................................................. $3.09
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $3.27
Class A1:
Net assets, at value ....................................................................... $92,655,078
Shares outstanding ........................................................................ 29,872,719
Net asset value per share
a ,b
.................................................................. $3.10
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $3.22
Class C:
Net assets, at value ....................................................................... $9,481,288
Shares outstanding ........................................................................ 3,068,879
Net asset value and maximum offering price per share
a ,b
............................................ $3.09
Class C1:
Net assets, at value ....................................................................... $808,542
Shares outstanding ........................................................................ 260,068
Net asset value and maximum offering price per share
a ,b
............................................ $3.11
Class R:
Net assets, at value ....................................................................... $520,461
Shares outstanding ........................................................................ 167,301
Net asset value and maximum offering price per share
b
............................................. $3.11
Class R6:
Net assets, at value ....................................................................... $3,650,630
Shares outstanding ........................................................................ 1,177,547
Net asset value and maximum offering price per share
b
............................................. $3.10
Advisor Class:
Net assets, at value ....................................................................... $28,551,696
Shares outstanding ........................................................................ 9,167,519
Net asset value and maximum offering price per share
b
............................................. $3.11
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Dynamic
Income Fund
Investment income:
Dividends: (net of foreign taxes of $146,313)
Unaffiliated issuers ........................................................................ $3,092,960
Non-controlled affiliates (Note 3 f ) ............................................................. 153,875
Interest: (net of foreign taxes of $9,723)
Unaffiliated issuers ........................................................................ 7,040,437
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (209)
Non-controlled affiliates (Note 3 f ) ............................................................. 479
Other income (Note 1 f ) ....................................................................... 44,281
Total investment income ................................................................... 10,331,823
Expenses:
Management fees (Note 3 a ) ................................................................... 1,176,270
Distribution fees: (Note 3c )
    Class A ................................................................................ 236,706
    Class A1 ............................................................................... 115,498
    Class C ................................................................................ 48,513
    Class C1 ............................................................................... 2,753
    Class R ................................................................................ 1,315
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 145,175
Class A1 ............................................................................... 70,834
    Class C ................................................................................ 7,438
    Class C1 ............................................................................... 649
    Class R ................................................................................ 403
    Class R6 ............................................................................... 1,397
    Advisor Class ............................................................................ 21,562
Custodian fees ............................................................................ 20,480
Reports to shareholders fees .................................................................. 27,580
Registration and filing fees .................................................................... 70,052
Professional fees ........................................................................... 100,050
Trustees' fees and expenses .................................................................. 23,866
Other .................................................................................... 29,560
Total expenses ......................................................................... 2,100,101
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (154,873)
Net expenses ......................................................................... 1,945,228
Net investment income ................................................................ 8,386,595

Templeton Global Investment Trust
Financial Statements
Statement of Operations
(continued)
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Dynamic
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 51,814,767
Foreign currency transactions ................................................................ (209,503)
Forward exchange contracts ................................................................. 687,992
Swap contracts ........................................................................... 96,827
Net realized gain (loss) .................................................................. 52,390,083
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (30,273,578)
Translation of other assets and liabilities denominated in foreign currencies .............................. (69,899)
Forward exchange contracts ................................................................. (2,381,188)
Swap contracts ........................................................................... (249,430)
Change in deferred tax benefit ............................................................... (111,553)
Change in deferred taxes on unrealized appreciation ............................................... 120,110
Net change in unrealized appreciation (depreciation) ............................................ (32,965,538)
Net realized and unrealized gain (loss) ............................................................ 19,424,545
Net increase (decrease) in net assets resulting from operations .......................................... $27,811,140

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Global Dynamic Income Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,386,595 $15,189,170
Net realized gain (loss) ................................................. 52,390,083 24,609,424
Net change in unrealized appreciation (depreciation) ........................... (32,965,538) 34,576,571
Net increase (decrease) in net assets resulting from operations ................ 27,811,140 74,375,165
Distributions to shareholders:
Class A ............................................................. (5,033,754) (7,156,555)
Class A1 ............................................................ (2,449,984) (3,477,250)
Class C ............................................................. (221,147) (301,833)
Class C1 ............................................................ (20,654) (36,760)
Class R ............................................................. (13,149) (24,604)
Class R6 ............................................................ (99,653) (135,782)
Advisor Class ........................................................ (778,454) (1,090,069)
Total distributions to shareholders .......................................... (8,616,795) (12,222,853)
Capital share transactions: (Note 2 )
Class A ............................................................. (4,694,399) (20,342,413)
Class A1 ............................................................ (3,770,930) (10,433,633)
Class C ............................................................. (548,761) (2,477,364)
Class C1 ............................................................ (163,081) (339,287)
Class R ............................................................. (50,056) (231,222)
Class R6 ............................................................ 89,400 (212,226)
Advisor Class ........................................................ (229,005) (2,165,305)
Total capital share transactions ............................................ (9,366,832) (36,201,450)
Net increase (decrease) in net assets ................................... 9,827,513 25,950,862
Net assets:
Beginning of period ..................................................... 317,653,289 291,702,427
End of period .......................................................... $327,480,802 $317,653,289

Templeton Global Investment Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Global Dynamic Income Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of three separate funds. The Trust follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. Templeton Global Dynamic Income Fund (Fund) is
included in this report. The Fund offers seven classes of
shares: Class A, Class A1, Class C, Class C1, Class R,
Class R6 and Advisor Class. Class C and Class C1 shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note
8
 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund previously
determined to enter into a closing agreement with the IRS
and recorded any adjustments to estimated payments as
other income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. The
Fund implemented a managed distribution policy. Under this
policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund;
however, the twelfth monthly payment may be greater than
the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions
may include income and capital gains generated by the
Fund, as well as a possible return of capital component, if
necessary, to meet the annual distribution rate. The annual
payout rate may be adjusted higher or lower from year to
year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class A Shares: 9331622 –
Shares sold
a
................................... 2,202,051 $6,716,768 3,713,083 $9,936,267
Shares issued in reinvestment of distributions .......... 1,591,728 4,844,610 2,495,232 6,889,898
Shares redeemed ............................... (5,355,900) (16,255,777) (13,977,817) (37,168,578)
Net increase (decrease) .......................... (1,562,121) $(4,694,399) (7,769,502) $(20,342,413)
Class A1 Shares: 5267758 –
Shares sold ................................... 405,255 $1,223,291 980,427 $2,647,694
Shares issued in reinvestment of distributions .......... 773,803 2,357,692 1,207,644 3,346,014
Shares redeemed ............................... (2,413,592) (7,351,913) (6,221,294) (16,427,341)
Net increase (decrease) .......................... (1,234,534) $(3,770,930) (4,033,223) $(10,433,633)
Class C Shares: 1129792 –
Shares sold ................................... 341,534 $1,028,768 419,092 $1,107,982
Shares issued in reinvestment of distributions .......... 71,881 218,234 108,262 299,637
Shares redeemed
a
.............................. (591,433) (1,795,763) (1,479,127) (3,884,983)
Net increase (decrease) .......................... (178,018) $(548,761) (951,773) $(2,477,364)
Class C1 Shares: 178803 –
Shares sold ................................... 6,707 $20,467 24,322 $63,196
Shares issued in reinvestment of distributions .......... 6,722 20,550 13,266 36,760
Shares redeemed ............................... (67,303) (204,098) (162,517) (439,243)
Net increase (decrease) .......................... (53,874) $(163,081) (124,929) $(339,287)
Class R Shares: 98536 –
Shares sold ................................... 239 $731 17,065 $48,255
Shares issued in reinvestment of distributions .......... 4,240 12,966 6,744 18,745
Shares redeemed ............................... (21,289) (63,753) (105,536) (298,222)
Net increase (decrease) .......................... (16,810) $(50,056) (81,727) $(231,222)
Class R6 Shares: 64089 –
Shares sold ................................... 241,492 $742,991 281,585 $756,581
Shares issued in reinvestment of distributions .......... 32,326 98,515 48,390 133,966
Shares redeemed ............................... (246,918) (752,106) (420,964) (1,102,773)
Net increase (decrease) .......................... 26,900 $89,400 (90,989) $(212,226)
Advisor Class Shares: 945332 –
Shares sold ................................... 833,268 $2,555,359 1,090,870 $2,911,955
Shares issued in reinvestment of distributions .......... 213,335 653,278 330,421 918,051
Shares redeemed ............................... (1,129,186) (3,437,642) (2,284,040) (5,995,311)
Net increase (decrease) .......................... (82,583) $(229,005) (862,749) $(2,165,305)
a
May include a portion of Class C shares that were automatically converted to Class A.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.725% of the
Fund’s average daily net assets.
Under a subadvisory agreement, Advisers and TICL, affiliates of Global Advisors, provide subadvisory services to the Fund.
The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1 and R compensation
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Investment Counsel, LLC (TICL) Subadvisor
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.725% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.575% Over $1 billion, up to and including $1.5 billion
0.525% Over $1.5 billion, up to and including $6.5 billion
0.500% Over $6.5 billion, up to and including $11.5 billion
0.478% Over $11.5 billion, up to and including $16.5 billion
0.465% Over $16.5 billion, up to and including $19 billion
0.455% Over $19 billion, up to and including $21.5 billion
0.445% In excess of $21.5 billion

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$115,165 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class C1 ................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,809
CDSC retained .............................................................................. $262
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30,
2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2027.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Dynamic Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $4,620,051 $116,576,185 $(114,013,420) $— $— $7,182,816 7,182,816 $153,875
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $— $4,650,000 $(4,650,000) $— $— $— — $479
Total Affiliated Securities ... $4,620,051 $121,226,185 $(118,663,420) $— $— $7,182,816 $154,354
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 20,760,772
Long term ................................................................................ 104,842,732
Total capital loss carryforwards ............................................................... $125,603,504
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles, inflation adjustments and equity-linked securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$185,795,280 and $194,730,579, respectively.
6. Credit Risk and Defaulted Securities
At June 30, 2026, the Fund had 23.2% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2026, the aggregate value of these securities was $0, representing 0.0% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and
Cost of investments .......................................................................... $314,234,754
Unrealized appreciation ........................................................................ $31,666,254
Unrealized depreciation ........................................................................ (27,856,301)
Net unrealized appreciation (depreciation) .......................................................... $3,809,953
4. Income Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of swap contracts represented 22,536,933. The average month end contract value of forward exchange contracts was 150,130,812.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Dynamic Income Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 573,973
a
Variation margin on centrally
cleared swap contracts
$ 574,281
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
810,485 Unrealized depreciation on OTC
forward exchange contracts
2,991,627
Total .................... $1,384,458 $3,565,908
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Dynamic Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $96,827 Swap contracts $(249,430)
Foreign exchange contracts .....
Forward exchange contracts 687,992 Forward exchange contracts (2,381,188)
Total ....................... $784,819 $(2,630,618)
7. Concentration of Risk
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
At June 30, 2026, the Fund's OTC derivative assets and liabilities are as follows:
At June 30, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Dynamic Income Fund
Forward Exchange Contracts ............................. $ 810,485 $ 2,991,627
Total ............................................. $810,485 $2,991,627
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Dynamic Income Fund
Counterparty
BNDP ................... $ — $ — $ — $ — $ —
BOFA .................... — — — — —
CITI ..................... 290,654 (290,654) — — —
DBAB ................... 39,913 (39,913) — — —
GSCO ................... — — — — —
HSBK ................... 84,792 (84,792) — — —
JPHQ ................... 395,126 (395,126) — — —
MSCO ................... — — — — —
Total ................... $810,485 $(810,485) $— $— $—
$ 1
8. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
At June 30, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 37 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Dynamic Income Fund
Counterparty
BNDP ................... $ 189,233 $ — $ — $ — $ 189,233
BOFA .................... 215,398 — — (110,000) 105,398
CITI ..................... 425,362 (290,654) — — 134,708
DBAB ................... 811,567 (39,913) — (640,000) 131,654
GSCO ................... 176,120 — — (176,120) —
HSBK ................... 264,876 (84,792) — (180,084) —
JPHQ ................... 671,414 (395,126) — (276,288) —
MSCO ................... 237,657 — — (237,657) —
Total ................... $2,991,627 $(810,485) $— $(1,620,149) $560,993
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

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Templeton Global Dynamic Income Fund
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Global Dynamic Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Australia ............................. $ — $ 3,820,154 $ — $ 3,820,154
China ............................... 3,790,328 — — 3,790,328
Denmark ............................. — 3,836,634 — 3,836,634
France ............................... — 9,718,087 — 9,718,087
Germany ............................. — 12,945,216 — 12,945,216
Netherlands ........................... — 7,491,442 — 7,491,442
South Korea .......................... — 2,345,676 — 2,345,676
Taiwan ............................... — 3,494,840 — 3,494,840
United Kingdom ........................ 1,949,345 10,517,245 — 12,466,590
United States .......................... 59,955,251 10,963,578 — 70,918,829
Equity-Linked Securities ................... — 51,405,589 — 51,405,589
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 117,998,226 — 117,998,226
Escrows and Litigation Trusts ............... — — 2,706 2,706
Short Term Investments ................... 7,182,816 12,809,024 — 19,991,840
Total Investments in Securities ........... $72,877,740 $247,345,711
c
$2,706 $320,226,157
Other Financial Instruments:
Forward Exchange Contracts ............... $— $810,485 $— $810,485
Swap Contracts ......................... — 573,973 — 573,973
Total Other Financial Instruments ......... $— $1,384,458 $— $1,384,458
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,991,627 $— $2,991,627
Swap Contracts ......................... — 574,281 — 574,281
Total Other Financial Instruments ......... $— $3,565,908 $— $3,565,908
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $65,132,872, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Dynamic Income Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
HUF
Hungarian Forint
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
NGN
Nigerian Naira
NOK
Norwegian Krone
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
CDI
certificado de deposito interbancario
SOFR
Secured Overnight Financing Rate
TIIEOIS
Interbank Equilibrium Interest Rate Overnight
Index Swaps
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.15%
1-day SOFR ........................ 3.68%
1-day TIIEOIS ....................... 6.63%

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TEMPLETON GLOBAL INVESTMENT TRUST
(unaudited)
Templeton Global Dynamic Income Fund
(formerly, Templeton Global Balanced Fund)
(Fund)
At an in-person meeting held on May 18-19, 2026 (Meeting), the Board of Trustees (Board) of Templeton Global Investment
Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved the continuance of the: (i) investment management agreement between Templeton Global Advisors Limited (TGAL) and the Trust; (ii) the investment sub-advisory agreement between TGAL and Franklin Advisers, Inc. (FAI), an affiliate of TGAL; and (iii) the investment sub-advisory agreement between TGAL and
Templeton Investment Counsel, LLC, an affiliate of TGAL (TICL, and together with FAI, the Sub-Advisers), each on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. TGAL, FAI and TICL are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of the Management Agreements is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2025. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for the Fund in comparison to the performance returns of a customized peer group (Customized
Performance Peer Group) selected by the Manager. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the
Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Fund to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Fund’s Advisor Class performance information.

Templeton Global Investment Trust

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Semiannual Report
The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Customized Performance Peer Group for the Fund included funds that are classified as mid-target allocation moderate funds and with greater than 10% exposure to non-US fixed income. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the medians of its Performance Universe and
Customized Performance Peer Group, but for the five- and 10-year periods was below the medians of its Performance
Universe and Customized Performance Peer Group. The Board acknowledged steps management had taken and was taking to improve the overall performance of the Fund. The Board concluded that the Fund’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each other fund in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund and four other mixed-asset target allocation moderate funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was above the median of its Expense Group. The Board discussed the expenses of this
Fund with management and management explained that the Fund’s higher expenses are primarily driven by a higher transfer agent fee and other non-management expenses. Management explained that funds generally have a higher transfer agent fee when they have low assets under management -- the Fund’s AUM of $295.6 million is the lowest of the five funds in the
Expense Group – and/or high transaction volume per account. Management further explained that, because a portion of the transfer agent fees are based on the Fund’s relative number of transactions, which are performed at the account level, the smaller number of accounts on the transfer agent system results in higher costs per account. The Board also noted that the
Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that each Sub-
Adviser is paid by TGAL out of the management fee TGAL receives from the Fund and that the allocation of the fee between
TGAL and each Sub-Adviser reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by TGAL and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.

Templeton Global Investment Trust

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Semiannual Report
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by a Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

4290-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Global Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 28, 2026